Licenses and Goodwill (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011		Dec. 31, 2010		Dec. 31, 2009
Licenses
Balance, beginning of period	$ 1,460,126		$ 1,443,025
Acquisitions	19,626	[1]	17,101
Exchanges	11,842
Impairment					(14,000)
Other	2,420
Balance, end of period	1,494,014		1,460,126		1,443,025
Goodwill
Assigned value at time of acquisition			1,091,795		1,071,180
Accumulated impairment losses in prior periods			(363,340)		(363,340)
Balance, beginning of period	728,455		707,840
Acquisitions	68,622		15,156
Other			5,459	[2]
Balance, end of period	797,077		728,455		707,840
U.S. Cellular
Licenses
Balance, beginning of period	1,457,326	[3]	1,440,225	[3]
Acquisitions	4,406	[1]	17,101
Exchanges	11,842
Impairment					(14,000)
Other	2,420
Balance, end of period	1,475,994	[3]	1,457,326	[3]	1,440,225	[3]
Goodwill
Assigned value at time of acquisition			622,681	[3]	617,222	[3]
Accumulated impairment losses in prior periods			(333,900)	[3]	(333,900)	[3]
Balance, beginning of period	288,781	[3]	283,322	[3]
Other			5,459	[2]
Balance, end of period	288,781	[3]	288,781	[3]	283,322	[3]
TDS Telecom
Licenses
Balance, beginning of period	2,800		2,800
Balance, end of period	2,800		2,800
Goodwill
Assigned value at time of acquisition			465,312		450,156
Accumulated impairment losses in prior periods			(29,440)		(29,440)
Balance, beginning of period	435,872	[4]	420,716	[4]
Acquisitions	68,107		15,156
Balance, end of period	503,979	[4]	435,872	[4]
Non Reportable Segment
Licenses
Acquisitions	15,220	[5]
Balance, end of period	15,220	[5]
Goodwill
Assigned value at time of acquisition			3,802	[5]	3,802	[5]
Balance, beginning of period	3,802	[5]
Acquisitions	515	[5]
Balance, end of period	$ 4,317	[5]			$ 3,802	[5]

[1]	Does not include amounts reported as Assets held for sale in the Consolidated Balance Sheet.
[2]	Amount reclassified from Investments in unconsolidated entities to Goodwill in 2010.
[3]	Prior to January 1, 2009, TDS accounted for U.S. Cellular’s share repurchases as step acquisitions, allocating a portion of the share repurchase value to TDS licenses and goodwill, as required by GAAP in effect at that time. Consequently, U.S. Cellular’s licenses, goodwill and accumulated impairment losses reported on a stand-alone basis do not match the TDS consolidated licenses, goodwill and accumulated impairment losses related to U.S. Cellular.
[4]	Remaining goodwill at TDS Telecom is attributed to the ILEC business segment.
[5]	‘‘Non-Reportable segment’’ consists of amounts related to Suttle-Straus and Airadigm. See Note 8 — Acquisitions, Divestitures and Exchanges for additional information related to Airadigm.